Nature of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries

The details of the principal subsidiaries of the Company are set out as follows:

Name of Company	Place of Incorporation	Date of Incorporation	Acquisition Date	Attributable Equity Interest %	Business
12 Retail Corporation (“12 Retail”)	Arizona, USA	Sept. 18, 2017	Formed by 12 Retech Corporation	100%	As a holding Company to execute the Company’s microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.

12 Hong Kong Limited (“12HK”)	Hong Kong, China	Feb. 2, 2014	June 27 2017	100%	Development of our technology and sales of our technology applications.

12 Japan Limited (“12JP”)	Japan	Feb. 12, 2015	July 31, 2017	100%	Consultation and sales of technology applications.

12 Europe AG (“12EU”)	Switzerland	Aug. 22, 2013	Oct. 26,2017	100%	Consultation and sales of technology applications.

E-motion Apparel, Inc.	California, USA	Sept. 9, 2010	May 1, 2018	100%	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.

The details of the principal subsidiaries of the Company are set out as follows:

Name of Company	Place of Incorporation	Date of Incorporation	Acquisition Date	Attributable Equity Interest %	Business
12 Retail Corporation (“12 Retail”)	Arizona, USA	Sept. 18, 2017	Formed by 12 Retech Corporation	100%	As a holding Company to execute the Company’s microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.

12 Hong Kong Limited (“12HK”)	Hong Kong, China	Feb. 2, 2014	June 27 2017	100%	Development of our technology and sales of our technology applications.

12 Japan Limited (“12JP”)	Japan	Feb. 12, 2015	July 31, 2017	100%	Consultation and sales of technology applications.

12 Europe AG (“12EU”)	Switzerland	Aug. 22, 2013	Oct. 26,2017	100%	Consultation and sales of technology applications.

E-motion Apparel, Inc.	California, USA	Sept. 9, 2010	March 12, 2018	100%	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.